UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
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Check here if Amendment [  ];                             Amendment Number:
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     This Amendment (Check only one):
          [   ] is a restatement.     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Altima Advisors Americas L.P.
Address:    399 Park Avenue
            New York, NY 10022

Form 13F File Number: 28-13519

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Malcolm Goddard
Title: Director of the Managing Member of the General Partner
Phone: 011-44-20-7968-6400

Signature, Place, and Date of Signing:

/s/ Malcolm Goddard              London, England                February 4, 2010
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[Signature]                      [City, State]                  [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number: 28-13517
Name   Altima Partners LLP
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